Share Based Compensation Plans - Schedule of Movement in Shares Held by the Joint Stock Ownership Plan Trust (Details) - JSOP Trust - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares held at beginning of period	1,146,967	1,239,497	1,723,657
Shares granted			380,000
Shares exercised		(92,530)	(573,260)
Shares forfeiture/lapsed			(290,000)
Shares held at ending of period	1,146,967	1,146,967	1,239,497
Unallocated shares held by trust	106,701	106,701	92,530
Total shares held at end of period	1,253,668	1,253,668	1,332,027